Average Annual Total Returns - FidelityMassachusettsMunicipalMoneyMarketFund-PremiumPRO - FidelityMassachusettsMunicipalMoneyMarketFund-PremiumPRO - Fidelity Massachusetts Municipal Money Market Fund - Fidelity Massachusetts Municipal Money Market Fund - Premium Class - Return Before Taxes
Mar. 30, 2024
Average Annual Return:
Past 1 year	2.85%
Past 5 years	1.06%
Past 10 years	0.73%